OTHER GAINS - NET (Tables)	12 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Schedule of other gains

	2018	2017
Disposal of property, plant and equipment	$9.7	$7.7
Net foreign exchange gains	2.5	0.1
Net loss on litigation	—	(1.1)
Disposal of interest in investment	14.3	—
Remeasurement of investment, net of reorganization and others costs	12.2	—
Other	(1.3)	6.0
Other gains – net	$37.4	$12.7